Trade and Other Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and Other Payables
Suppliers	€ 731,918	€ 628,992
VAT payable	11,133	13,011
Taxation authorities, withholdings payable	7,986	7,267
Social security payable	23,627	39,191
Other public entities	71,984	92,365
Other payables	114,730	151,834
Current income tax liabilities	15,687	4,516
Total trade and other payables	€ 862,335	€ 785,342